Labor and social security liabilities - Summary of Labor and social security liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Labor and Social Security Liabilities [Abstract]
Accrued annual payments and related social charges	R$ 210,957	R$ 142,552
Labor liabilities and related social charges	95,139	111,809
Total labor and social security liabilities	306,096	254,361
Current	273,347	173,103
Non-current	R$ 32,749	R$ 81,258